Pzena International Small Cap Value Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53%
Australia - 1.38%
OFX Group, Ltd.	40,912	$37,389
Austria - 4.38%
ANDRITZ AG	1,300	54,802
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,662	63,444
		118,246
Belgium - 1.09%
Orange Belgium S.A.	1,521	29,319
Canada - 7.74%
Celestica, Inc. (a)	10,633	80,073
Linamar Corp.	1,452	66,881
Transcontinental, Inc. - Class A	4,199	62,337
		209,291
France - 8.18%
Ipsos	2,184	70,079
Rexel S.A. (a)	7,925	107,059
SCOR SE (a)	1,285	43,900
		221,038
Germany - 9.90%
Bertrandt AG	630	28,519
SAF-Holland S.A. (a)	3,520	43,500
Salzgitter AG (a)	6,097	123,092
Siltronic AG	497	72,446
		267,557
Hong Kong - 5.24%
Pacific Basin Shipping, Ltd.	513,000	84,054
Yue Yuen Industrial (Holdings), Ltd.	28,000	57,582
		141,636
Ireland - 1.82%
Origin Enterprises PLC	11,474	49,135
Israel - 2.34%
Ituran Location and Control, Ltd. - ADR	3,431	63,096
Italy - 8.74%
Anima Holding S.p.A.	11,629	50,937
BPER Banca (a)	18,818	32,885
Danieli & C Officine Meccaniche S.p.A.	7,951	85,359
Maire Tecnimont S.p.A. (a)	35,697	67,150
		236,331
Japan - 15.29%
DIC Corp.	1,600	39,341
Foster Electric Co., Ltd.	6,734	72,113
Fukuoka Financial Group, Inc.	2,800	49,965
Hitachi Metals, Ltd.	3,100	45,520
Open House Co., Ltd.	800	31,686
Persol Holdings Co., Ltd.	1,700	31,134
Tsubakimoto Chain Co.	1,600	38,759
Ube Industries, Ltd.	2,600	44,205
Zeon Corp.	4,900	60,687
		413,410
Netherlands - 4.70%
Flow Traders	1,113	35,766
Koninklijke BAM Groep N.V. (a)	20,891	45,105
PostNL N.V. (a)	13,527	46,229
		127,100
Norway - 2.12%
Subsea 7 S.A. (a)	6,044	57,370
Republic of Korea - 4.70%
DB Insurance Co., Ltd.	2,022	80,401
Hankook Tire & Technology Co., Ltd.	1,582	46,750
		127,151
Spain - 2.26%
Unicaja Banco S.A. (a)	77,294	61,083
United Kingdom - 18.65%
Balfour Beatty PLC (a)	15,657	53,310
Capita PLC (a)	72,105	40,806
Drax Group PLC	25,660	112,342
Inchcape PLC (a)	6,295	50,227
John Wood Group PLC (a)	25,219	100,190
Northgate PLC	20,071	64,620
TechnipFMC PLC - ADR	6,806	56,558
Travis Perkins PLC (a)	1,527	26,098
		504,151
Total Common Stocks (Cost $2,706,696)		2,663,303

SHORT-TERM INVESTMENT - 2.29%
Money Market Fund - 2.29%
Fidelity Institutional Government Portfolio - Class I, 0.01% (b)	61,793	61,793
Total Short-Term Investment (Cost $61,793)		61,793

Total Investments (Cost $2,768,489) - 100.82%		2,725,096
Liabilities in Excess of Other Assets - (0.82)%		(22,050)
TOTAL NET ASSETS - 100.00%		$2,703,046

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AG	Aktiengesellschaft
S.A.	Société Anonyme
S.p.A	Società per azioni
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of November 30, 2020.

Pzena International Small Cap Value Fund
Portfolio Diversification
November 30, 2020 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$99,399	3.68%
Consumer Discretionary	337,053	12.47%
Consumer Staples	49,135	1.82%
Energy	214,118	7.92%
Financials	455,770	16.86%
Industrials	835,341	30.90%
Information Technology	215,615	7.98%
Materials	312,845	11.57%
Real Estate	31,686	1.17%
Utilities	112,341	4.16%
Total Common Stocks	2,663,303	98.53%
Short-Term Investment	61,793	2.29%
Total Investments	2,725,096	100.82%
Liabilities in Excess of Other Assets	(22,050)	-0.82%
Total Net Assets	$2,703,046	100.00%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena International Small Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

Pzena International Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$37,389	$-	$-	$37,389
Austria	118,246	-	-	118,246
Belgium	29,319	-	-	29,319
Canada	209,291	-	-	209,291
France	221,038	-	-	221,038
Germany	267,557	-	-	267,557
Hong Kong	141,636	-	-	141,636
Ireland	49,135	-	-	49,135
Israel	63,096	-	-	63,096
Italy	236,331	-	-	236,331
Japan	413,410	-	-	413,410
Netherlands	127,100	-	-	127,100
Norway	57,370	-	-	57,370
Republic of Korea	127,151	-	-	127,151
Spain	61,083	-	-	61,083
United Kingdom	504,151	-	-	504,151
Total Common Stocks	2,663,303	-	-	2,663,303
Short-Term Investment	61,793	-	-	61,793
Total Investments	$2,725,096	$-	$-	$2,725,096

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.